Basis of preparation	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Basis of preparation
2.	Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of Sony have been prepared in accordance with IFRS
®
Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The term IFRS Accounting Standards also includes IAS
®
Standards, SIC
®
Interpretations and IFRIC
®
Interpretations.
Approval of consolidated financial statements
The consolidated financial statements were approved by Hiroki Totoki, President and Chief Executive Officer and Representative Corporate Executive Officer, and Lin Tao, Chief Financial Officer and Corporate Executive Officer, on June 20, 2025.
Functional currency and presentation currency
The consolidated financial statements have been presented in Japanese yen, which is the functional currency of Sony Group Corporation. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen.
Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. These estimates and assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that have been made in the process of applying accounting policies that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Classification of financial instruments (Note 3 I. Material accounting policies (5))

•	Measurement of insurance contract liabilities (Note 3 I. Material accounting policies (11) and Note 13)
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Fair value of financial instruments (Note 3 I. Material accounting policies (5) and (15) and Note 5)

•	Impairment of non-financial assets (Note 3 I. Material accounting policies (10) and Note 12)

•	Measurement of insurance contract liabilities (Note 3 I. Material accounting policies (11) and Note 13)

•	Measurement of film costs and participation and residual liabilities in the Pictures segment (Note 3 I. Material accounting policies (9) and (12), Note 11, and Note 18)

•	Recoverability of deferred tax assets (Note 3 I. Material accounting policies (24) and Note 25)

•	Measurement of fair value of assets acquired and liabilities assumed in business combinations (Note 3 I. Material accounting policies (2) and Note 30)

Change in accounting policies
Sony adopted the following accounting standards from the fiscal year ended March 31, 2025:
Amendments to IAS 1 “Presentation of Financial Statements”
In January 2020, the International Accounting Standards Board (“IASB”) issued “Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1).” The amendments clarify the right of a company to defer settlement of a liability, which is one of the existing requirements when classifying a liability to current or non-current.
In addition, in October 2022, the IASB issued “A
Non-current
Liability with Covenants (Amendments to IAS 1).” The amendments require companies to disclose information about covenants in order for investors to understand the risk that such non-current
debt with covenants could become repayable within twelve months. Both of these amendments were effective for Sony as of April 1, 2024. The adoption of these amendments has no material impact on Sony’s results of operations and financial position.
Amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures”
In May 2023, the IASB issued “Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7).” These amendments require companies to disclose information about supplier finance arrangements and were effective for Sony as of April 1, 2024. Since the adoption of these amendments only affects disclosures, they have no impact on Sony’s results of operations and financial position.
Change in presentation
Consolidated Statements of Change in Stockholders’ Equity
The presentation of “Exercise of stock acquisition rights and other” and “Stock-based compensation” has been changed to “Stock issued under stock-based compensation transactions” and “Compensation expenses related to stock-based compensation transactions,” respectively, from the fiscal year ended March 31, 2025.